Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 138,987	¥ 122,331
Amortization of net actuarial loss (gain)	(29,045)	(19,453)
Settlement loss (gain) of net actuarial loss (gain)	2,210	0
Amortization of prior service cost (benefits)	(4,890)	(4,854)
Total recognized in other comprehensive income (loss) before-tax	¥ 107,262	¥ 98,024